Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 14 - Leases

Leases from related parties

In April 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 136 square meters to open Jowell Best Choice Store at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The Company renewed and extended this lease with new maturity date on December 31, 2025. The rental payments related to this lease were $13,817 and $11,637 for the years ended December 31, 2024 and 2023, respectively.

In April, 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 1,146 square meters for live stream base at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The Company renewed and extended this lease with new maturity date on February 2, 2024. The rental payments related to this lease were $64,145 and $73,465 for the years ended December 31, 2024 and 2023, respectively.

In August, 2021, the Company signed a three-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 3,956 square meters for Jowell Best Choice Store opening in Changshu City, Jiangsu Province. The lease term is from September 1, 2021 to August 31, 2024. On August 31, 2024, the Company renewed this lease agreement for four months and changed space to 2,851 square meters. The lease term is from September 1, 2024 to December 31, 2024. On December 31, 2024, the Company extended this lease with new maturity date on December 31, 2025. The rental payments related to this lease were $113,632 and $145,963 for the years ended December 31, 2024 and 2023, respectively.

The Company also entered into following lease agreements with its related parties controlled by a major shareholder of the Company, to lease warehouse and office spaces. The Company intend to continue these leases for the next two years.

On January 1, 2020, the Company entered into a one-year lease agreement with a subsidiary of Longrich Group to rent an office space of 700 square meters at Yangpu District, Shanghai, respectively. The lease term is from January 1, 2020 to December 31, 2020. The Company renewed and extended this lease with new maturity date on December 31, 2025. The rental payments related to these leases were $111,462, $93,874 and $98,483 for the years ended December 31, 2024, 2023 and 2022, respectively.

On January 1, 2020, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a warehouse space with 500 square meters at Jiangsu Diye Industrial District. On December 31, 2020, the Company renewed this lease agreement for another one-year term and the leased space is increased to 6,440 square meters. The lease was renewed and extended to maturity date on December 31, 2023. On December 31, 2023, the Company renewed this lease agreement for another one-year term and the leased space is decreased to 5,551 square meters. The lease term is from January 1, 2024 to December 31, 2024. On December 31, 2024, the Company renewed this lease agreement from January 1, 2025 to December 31, 2025 and the leased space is decreased to 3,621 square meters. The rental payments related to these leases were $226,552, $255,893 and $268,457 for the years ended December 31, 2024, 2023 and 2022, respectively.

On January 1, 2020, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 1,097 square meters at Longrich Industrial District. The Company renewed and extended this lease with a new maturity date on December 31, 2023. The rental payments related to this lease were $71,399 and $74,905 for the years ended December 31, 2023 and 2022, respectively. The Company didn’t renew from January 1, 2024.

On January 1, 2020, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 404 square meters in Changshu City, Jiangsu Province. On December 31, 2020, the Company renewed this lease agreement for another one-year term, respectively and the leased space is increased to 5,976 square meters. The lease was renewed and extended to a new maturity date on December 31, 2025. The rental payments related to this lease were $384,868, $388,964 and $408,062 for the years ended December 31, 2024, 2023 and 2022, respectively.

Leases from third parties

In March 2021, the Company signed a ten-year operating lease agreement with an individual to lease an office space with 738.70 square meters in Hangzhou City, Zhejiang Province. The lease term is from May 20, 2021 to May 19, 2031. The rental payments related to this lease were $74,536 and $190,283 for the years ended December 31, 2024 and 2023, respectively. On May 19, 2024, the lease agreement was terminated.

On June 15, 2021, the Company signed a three-year operating lease agreement with a third-party to lease an office space with 395 square meters in Urumchi City, Xinjiang Province. The lease term is from June 15, 2021 to June 14, 2023. The rental payments related to this lease were $19,133 and $43,793 for the years ended December 31, 2023 and 2022, respectively. The Company didn’t renew the lease after the term expired.

On May 28, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 273.59 square meters for office space in Tianjin City. The lease term is from August 1, 2021 to March 1, 2023. The rental payments related to this lease were $5,196 and $32,707 for the years ended December 31, and 2023 and 2022, respectively. The Company didn’t renew the lease after the term expired.

On November 20, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 230 square meters for office space in Guangzhou City. The lease term is from December 1, 2021 to March 1, 2023. The rental payments related to this lease were $6,691 and $42,118 for the years ended December 31, 2023 and 2022, respectively. The Company didn’t renew the lease after the term expired.

On December 20, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 170.40 square meters for office space in Changchun City, Jilin Province. The lease term is from December 23, 2021 to December 22, 2023. The Company renewed and extended this lease with a new maturity date on February 20, 2026. The rental payments related to this lease were $16,671 and $16,848 for the years ended December 31, 2024 and 2023, respectively.

In March 2022, the Company signed a two-years operating lease agreement with a third-party to lease 210.23 square meters for office space in Zhengzhou City, Henan Province. The lease term is from March 8, 2022 to March 7, 2023. The rental payments related to this lease were $3,571 and $16,395 for the years ended December 31, 2023 and 2022, respectively. The Company didn’t renew the lease after the term expired.

In April 2022, the Company signed a two-years operating lease agreement with a third-party to lease 268 square meters for office space in Wuhan City, Hubei Province. The lease term is from April 26, 2022 to April 25, 2023. The rental payments related to this lease were $10,170 and $21,784 for the years ended December 31, 2023 and 2022, respectively. The Company didn’t renew the lease after the term expired.

Balance sheet information related to the operating lease is as follows:

	December 31, 2024	December 31, 2023
Operating lease assets:
Operating lease right-of-use asset – related party	$2,314,043	$814,717
Operating lease right-of-use asset – third-party	16,005	1,204,583
Total operating lease assets	$2,330,048	$2,019,300

Operating lease obligations:
Operating lease liabilities – related party	$2,222,516	$814,717
Operating lease liabilities – third-party	-	1,160,507
Total operating lease obligations	$2,222,516	$1,975,224

Current operating lease liabilities	$702,457	942,989
Non-current operating lease liabilities	1,520,059	1,032,235
Total operating lease obligations	$2,222,516	$1,975,224

The following table presents operating lease cost reported in the consolidated statements of operations and comprehensive loss related to the Company’s leases:

	December 31, 2024	December 31, 2023
Operating lease cost	$839,053	$1,316,073
Short-term lease cost	2,452,418	1,285,866
Total	$3,291,471	$2,601,939

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term	1.97 years	3.33 years
Weighted-average discount rate	3.6%	4.75%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

12 months ending December 31,
2025	$767,735
2026	750,548
2027	716,175
2028	110,428
Total lease payments	2,344,886
Less: imputed interest	(122,370)
Total lease liabilities	$2,222,516